Employees and Personnel Costs	12 Months Ended
Dec. 31, 2023
Employees and Personnel Costs
Employees and Personnel Costs

Note 9 Employees and Personnel Costs

Average Number of Employees

	Year Ended December 31,
	2023		2022		2021
	Number	% of Male	Number	% of Male	Number	% of Male
	of Empl.	Empl.	of Empl.	Empl.	of Empl.	Empl.
Parent Company
Sweden	58	38%	45	33%	29	40%
	58	38%	45	33%	29	40%

Subsidiaries
France	3	—	2	0%	3	26%
Switzerland	8	38%	6	53%	6	47%
United States	112	46%	33	52%	18	62%
	123	44%	41	51%	27	55%

Total for the Group	181	42%	86	41%	56	47%

Wages and Salaries, Pension Costs and Social Security Costs to the Board, Executive Management and Other Employees

	Year Ended December 31,
Wages and Salaries	2023	2022	2021
Parent Company
Board and Executive Management1)	39,436	33,471	27,792
Other employees	76,055	52,126	33,370

Subsidiaries
Board and Executive Management	14,783	14,493	4,983
Other employees	315,885	90,055	57,452
Total	446,159	190,145	123,597

1) Executive Management includes the Board, CEO and other executive management.

	Year Ended December 31,
Social Security Costs and Pension Costs	2023	2022	2021
Parent Company
Pension costs for the Board and Executive Management	3,035	2,167	1,785
Pension costs to other employees	9,343	6,582	4,084
Social security costs	37,634	17,393	17,088

Subsidiaries
Pension costs for the Board and Executive Management	229	616	167
Pension costs to other employees	7,693	2,647	928
Social security costs	27,346	6,484	8,596
Total	85,280	35,889	32,648

Gender Distribution Among the Board and Senior Executives

	Year Ended December 31,
	2023	2022	2021
Percentage of women on the Board	50%	67%	60%
Percentage of men on the Board	50%	33%	40%
Percentage of women among other executive management	29%	38%	33%
Percentage of men among other executive management	71%	62%	67%

Disclosures Regarding Total Remuneration of The Board and Executive Management

	Year Ended December 31, 2023
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	1,020	—	—	—	718	1,738

Board members
Elisabeth Björk	383	—	—	—	204	586
Frederick Driscoll (from Jun, 23)	303	—	—	—	84	387
Hilde Furberg	458	—	—	—	273	731
Molly Henderson (until May, 23)	295	—	—	—	21	316
Diane Parks	522	—	—	—	273	796
Henrik Stenqvist	558	—	—	—	204	761

Senior executives
CEO, Renée Aguiar-Lucander	6,725	1,817	3,177	—	6,648	18,367

Other executive management (6 people)	18,737	1,446	5,731	—	8,030	33,945
of which relates to subsidiaries	8,689	229	3,768	—	2,470	15,156
Total	29,000	3,264	8,908	—	16,455	57,626

	Year Ended December 31, 2022
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	975	—	—	—	647	1,622

Board members
Elisabeth Björk (from May, 2022)	188	—	—	—	74	261
Hilde Furberg	413	—	—	—	239	651
Lennart Hansson (until May, 2022)	200	—	—	—	33	233
Molly Henderson	590	—	—	—	227	817
Diane Parks	490	—	—	—	239	729
Henrik Stenqvist (from May, 2022)	275	—	—	—	74	349

Senior executives
CEO, Renée Aguiar-Lucander	5,938	760	2,293	—	4,056	13,048

Other executive management (7 people)	17,784	2,023	5,146	—	8,083	33,037
of which relates to subsidiaries	7,516	616	3,152	—	3,824	15,109
Total	26,853	2,783	7,440	—	13,671	50,747

	Year Ended December 31, 2021
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	898	—	—	—	465	1,363

Board members
Hilde Furberg	336	—	—	—	162	498
Lennart Hansson	360	—	—	—	162	522
Molly Henderson	539	—	—	—	124	663
Diane Parks	421	—	—	—	162	583

Senior executives
CEO, Renée Aguiar-Lucander	4,860	760	1,840	—	3,270	10,730

Other executive management (5 people)	11,279	1,193	2,335	—	5,561	20,368
of which relates to subsidiaries	2,775	167	694	—	1,515	5,151
Total	18,693	1,953	4,175	—	9,906	34,727

Remuneration of Executive Management

Remuneration of the CEO and other executive management comprises base salary, pension benefits and variable remuneration. Other executive management comprise the seven (five) individuals who, together with the CEO, comprise Executive Management. Other executive management are: Chief Financial Officer, Chief Medical Officer, Vice President Regulatory Affairs, President, North America, Group General Counsel and Head of Human Resources.

Pensions

All pension commitments are defined-contribution plans for executive management. The payments made by the Group for defined contribution plans are recognized as expense in the statements of consolidated operations for the period to which they relate. The age of retirement for the CEO is 65 and the pension premium is 20% of base salary. Pension commitments for other Swedish executive management are between 15% and 20% of base salary. The age of retirement is 65 for all other executive management. Defined-benefit pension plans occurs only if required by law or other regulations. In such cases, the defined-benefit level shall be limited to the mandatory level. There are no other pension obligations.

Variable Remuneration

Variable remuneration refers to a variable bonus based on a fixed percentage of base salary. Outcome is based on a vesting period of one year and depends on fulfillment of a combination of predetermined personal targets and business targets. The maximum outcome for the CEO and for other executive management is 60% according to the guidelines for remuneration to executive management.

Severance Pay

A notice period of six months applies if employment is terminated by the CEO. A notice period of twelve months applies if employment is terminated by the Group. The CEO is not entitled to separate severance pay but is eligible to receive a salary during the period of notice. A mutual notice period of three to twelve months, with salary paid, applies between the Group and executive management. No severance pay is paid to Board members.

Guidelines for Executive Remuneration

At the 2023 Annual General Meeting the most recently adopted guidelines for executive remuneration was approved. Remuneration within the Group shall be based on principles of performance, competitiveness and fairness. For additional information of the work of the Board of Directors, please see the Corporate Governance Report on pages 88-93.

Executive management refer to the CEO and other members of the executive management, as well as board members. The guidelines shall apply to employment agreements concluded after the listing on Nasdaq Stockholm, as well as to changes in existing agreements after the listing.

The remuneration to the executive management may consist of fixed remuneration, variable remuneration, share and share price-related incentive programs, pension and other benefits. If local conditions justify variations in the remuneration principles, such variations may occur. The fixed remuneration shall reflect the individual’s responsibility and experience level. The fixed remuneration shall be reviewed annually. The executive management may be offered variable remuneration paid in cash. Such remuneration may not exceed 60 percent of the annual fixed remuneration. Variable remuneration shall be connected to predetermined and measurable criteria, designed with the aim of promoting the Groups long-term value creation. Remuneration and other terms of employment for the CEO are prepared by the Remuneration Committee and decided by the Board of Directors. Remuneration and other terms of employment for other members of the executive management are decided by the CEO, in accordance with principles decided by the Board of Directors and the Remuneration Committee.

The Board of Directors is entitled to deviate from the guidelines if the Board of Directors, in a certain case, deems that there are good reasons for the deviation. Decisions as to the current remuneration levels and other conditions for employment of the CEO and the other members of the executive management have been resolved by the Board of Directors. There are no previous payments that have not been due.